INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
14.	INCOME TAXES

The Company, CIAC, Renren-Jingwei Inc, Link224 Inc., Renren Lianhe Holdings, Wole Inc., JiehunChina Inc., Funall Technology Inc., Xin Ditu Holdings, Renren Study Inc., Jingwei Inc. Limited and Renren Finance Inc. are all incorporated in the Cayman Islands. They are tax-exempted under the tax laws of the Cayman Islands.

Appsurdity Inc. and Game USA are incorporated in the US and subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. Appsurdity Inc. and Game USA did not have taxable income and no income tax expense was provided for the year ended December 31, 2013, 2014 and 2015.

Renren Games, incorporated in the PRC on November 15, 2012, qualified as a "software enterprise" in 2013, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2013, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law.

Tianjin Joy Interactive Technology Development Co., Ltd, incorporated in the PRC on March 29,2013, qualified as a "High and New Tech Enterprise" in 2014, and therefore was entitled to a preferential tax rate of 15% for the following three years.

Other subsidiaries and VIEs of the Company domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC's 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company's subsidiaries and VIEs located in the PRC had aggregate accumulated deficits as of December 31, 2015. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2015.

The current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company's PRC subsidiaries and VIEs and VIEs' subsidiaries, are as follows:

	Years ended December 31,
	2013	2014	2015

Current income tax expense	$1,040	$1,620	$3,124
Deferred income tax (benefit) expense	(4,999)	4,897	-
Total income tax expense (benefits)	$(3,959)	$6,517	$3,124

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2014	2015

Current deferred tax assets
Provision for doubtful accounts	$1,545	$2,526
Accrued payroll and welfare	1,394	1,175
Accrued liabilities-current	1,423	2,520
Less valuation allowance	(4,362)	(6,221)
Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Accrued Liabilities-non-current	$5	$6
Excessive advertising fee-non-current	1,073	1,409
Excessive employee education fee-non-current	74	152
Net operating loss carry forwards	52,794	60,571
Less valuation allowance	(53,946)	(62,138)

Non-current deferred tax assets, net	$-	$-

Non-current deferred tax liabilities	$-	$-

The Company operates through multiple subsidiaries and VIEs and VIEs' subsidiaries. The valuation allowance is considered on each individual entity basis. The subsidiaries and VIEs and VIEs' subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards of $52,794 and $60,571 as of December 31, 2014 and 2015, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2014 and 2015, valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Reconciliation between the income taxes expense (benefits) computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2013	2014	2015

Loss before provision of income tax	$(58,700)	$(12,708)	$(214,585)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(14,675)	(3,177)	(53,646)
Taxable deemed interest income from inter-company interest-free loans	3,952	5,407	5,632
Non-deductible loss and other expenses not deductible for tax purposes	155	1,869	41,114
Effect of income tax exemption of the Company in the Cayman Islands	(4,039)	(17,942)	(27)
Changes in valuation allowance	10,648	20,360	10,051
Income tax expenses (benefits)	$(3,959)	$6,517	$3,124

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2013, 2014 and 2015, respectively. The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2010 to 2015 of the Company's PRC subsidiaries and VIEs and VIEs' subsidiaries remain subject to tax audits as of December 31, 2015, at the tax authority's discretion.